Segment Information - Summary of Geographical Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Non current assets	$ 47,724,892	$ 36,517,143
Argentina [member]
Disclosure of geographical areas [line items]
Non current assets	42,120,268	30,181,986
Paraguay [member]
Disclosure of geographical areas [line items]
Non current assets	$ 5,604,624	$ 6,335,157